Investment in Seven Hills	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Investment in Seven Hills

11. Investment in Seven Hills

The Predecessor was a party with an unaffiliated third-party to a paperboard liner venture named Seven Hills Paperboard, LLC (“Seven Hills”). This venture provided the Predecessor with a continuous supply of high-quality recycled paperboard liner to meet its ongoing production requirements. For the Predecessor financial statements, management evaluated the characteristics of its investment in Seven Hills and concluded that Seven Hills would be deemed a variable interest entity (“VIE”) as there was not sufficient equity at risk in Seven Hills. Management also considered certain characteristics related to control and the power to direct the activities of Seven Hills that most significantly impact Seven Hills’ economic performance, including the significant decisions made by the Managing Board and the involvement of the other investor in managing the day-to-day activities. Management concluded the Predecessor was not the primary beneficiary. Accordingly, the Predecessor accounted for its investment in Seven Hills under the equity method of accounting.

From the closing of the Acquisition through March 13, 2014, the venture equity ownership remained with Lafarge N.A., although many of the rights and obligations and underlying economics were contractually transferred to the Company in connection with the Acquisition. Based on the allocation of the purchase price paid in the Acquisition, $13.0 million related to the financial interest in the Seven Hills venture has been recorded and represents the fair value of the rights retained by the Company after the Acquisition. In the Successor financial statements, the Company elected the option to account for this financial interest at fair value with changes in fair value reflected in earnings during the period in which they occur. The Company elected to measure this financial interest at fair value, as permitted under FASB Accounting Standards Codification (“ASC”) 825, Financial Instruments, to better reflect the expected future benefit of the acquired financial interest.

On March 13, 2014, Lafarge N.A. assigned its interest in the joint venture and the joint venture agreement and the other operative agreements to the Company under the same terms and conditions as existed prior to the Acquisition. As such, at this date of transfer the Company measured the investment at fair value and began accounting for this investment in Seven Hills under the equity method of accounting.

Paperboard purchased from Seven Hills was $37.3 million, $4.4 million, and $33.1 million for the nine months ended September 30, 2014 (Successor), the period July 26, 2013 to September 30, 2013 (Successor), and the period January 1, 2013 to August 30, 2013 (Predecessor), respectively. The Company also has certain paper purchase commitments to Seven Hills totaling $33.0 million through 2017.

12. Investment in Seven Hills

The Predecessor was a party to a paperboard liner venture with an unaffiliated third-party named Seven Hills, LLC (“Seven Hills”). This venture provided the Predecessor with a continuous supply of high-quality recycled paperboard liner to meet its ongoing production requirements. For the Predecessor financial statements, management evaluated the characteristics of its investment in Seven Hills and concluded that Seven Hills would be deemed a VIE as there was not sufficient equity at risk in Seven Hills. Management also considered certain characteristics related to control and the power to direct the activities of Seven Hills that most significantly impact Seven Hills’ economic performance, including the significant decisions made by the Managing Board and the involvement of the other investor in managing the day-to-day activities. Management concluded the Company was not the primary beneficiary. Accordingly, the Predecessor accounted for its investment in Seven Hills under the equity method of accounting.

Since the acquisition by Lone Star, the venture equity ownership has remained with Lafarge N.A. up until March 13, 2014, although many of the rights and obligations and underlying economics were contractually transferred to the Company. Based on the allocation of the purchase price, $13.0 million, related to the financial interest in the Seven Hills venture has been recorded and represents the fair value of the rights retained by the Company after the acquisition. In the Successor financial statements, we elected the option to account for this financial interest at fair value with changes in fair value reflected in earnings during the period in which they occur. We elected to measure this financial interest at fair value, as permitted under ASC 825, Financial Instruments, to better reflect the expected future benefit of the acquired financial interest. As of December 31, 2013, the fair value of this financial interest remained at $13 million. On March 13, 2014, Lafarge assigned its interest in the joint venture and the joint venture agreement and the other operative agreements to the Company under the same terms and conditions as existed prior to the Acquisition.

The Company currently has the right to terminate the venture and put its interest to the other investor based on a formula-driven price effective on the anniversary of the commencement date by providing notice two years prior to any such anniversary. Proceeds from such termination would revert to CBP. As of December 31, 2013 and December 31, 2012, the estimated redemption value would be $13.8 and $14.1 million.

Paperboard purchased from Seven Hills was $17.6 million for July 26, 2013 to December 31, 2013 (Successor), $33.1 million for January 1, 2013 to August 30, 2013 (Predecessor), and was $43.6 million and $46.4 million for the years ended December 31, 2012 (Predecessor) and 2011 (Predecessor), respectively. The Company also has certain purchase commitments for paper totaling $29.2 million through 2015.